Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Schwab Global Real Estate Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Schwab Global Real Estate Fund
Average Annual Return, Percent	[1],[2]	12.40%	14.41%	0.79%	3.44%
MSCI ACWI Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3],[4]	MSCI ACWI Index (Net)
Average Annual Return, Percent	[4]	10.55%	23.44%	12.14%	8.78%
FTSE EPRA Nareit Global Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	FTSE EPRA Nareit Global Index (Net)
Average Annual Return, Percent	[4]	12.83%	16.17%	0.58%	2.72%

[1]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns may have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
[3]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the FTSE EPRA Nareit Global Index (Net) to the MSCI ACWI Index (Net). The MSCI ACWI Index (Net) provides a broad measure of market performance. The FTSE EPRA Nareit Global Index (Net) is the fund’s additional index and is more representative of the fund’s investment universe than the regulatory index.
[4]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.